Other Liabilities - Summary of lease payments to be made (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	$ 3,965	$ 4,059
Within 1 year [member]
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	425	420
1 to 2 years
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	414	404
2 to 3 years
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	404	391
3 to 4 years
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	387	380
4 to 5 years
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	373	359
Over 5 years [member]
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	$ 1,962	$ 2,105